Current and deferred taxes - Deferred income and social contribution taxes (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Deferred income and social contribution taxes
Non-current assets	R$ 1,773,959	R$ 1,137,326
Non-current liabilities	2,803,094	2,922,133
Total non-current assets, net	8,998	2,606
Total non-current liabilities, net	1,038,133	1,787,413
Income tax loss carryforward
Deferred income and social contribution taxes
Non-current assets	310,293	575,248
Social contribution tax loss carryforward
Deferred income and social contribution taxes
Non-current assets	6,627	29,830
Provision for tax, civil and labor liabilities
Deferred income and social contribution taxes
Non-current assets	101,667	103,631
Temporary differences provision (operational and others)
Deferred income and social contribution taxes
Non-current assets	286,616	203,831
Exchange variation losses (net) - payable on a cash basis for tax purposes
Deferred income and social contribution taxes
Non-current assets	534,093	82,793
Losses on derivatives
Deferred income and social contribution taxes
Non-current assets	291,254	29,943
Unrealized profit
Deferred income and social contribution taxes
Non-current assets	227,830	103,376
Tax benefit of goodwill - goodwill not amortized for accounting purposes
Deferred income and social contribution taxes
Non-current liabilities	13,161	10,063
Property, plant and equipment - deemed cost adjustment and impairment
Deferred income and social contribution taxes
Non-current liabilities	1,552,579	1,603,987
Tax accelerated depreciation
Deferred income and social contribution taxes
Non-current liabilities	1,196,182	1,183,115
Other temporary differences
Deferred income and social contribution taxes
Non-current assets	15,579	8,674
Non-current liabilities	R$ 41,172	R$ 124,968